Goodwill	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

6. Goodwill

Changes to the carrying amount of goodwill during the year ended March 31, 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

$—

During the nine months ended December 31, 2012, the continuing decline of both the Company’s share price and revenue had reached levels where management concluded that it was more likely than not that a goodwill impairment existed. Based on the results of the second step of the goodwill impairment test, it was concluded that the full carrying value of goodwill was impaired. The Company recorded a goodwill impairment charge of $34,173 and reported this amount as a separate line item in the consolidated statements of operations.